UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.80%
Actual		$ 1,000.00	$ 1,070.90	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.79%
Actual		$ 1,000.00	$ 1,070.70	$ 4.06
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.45%
Actual		$ 1,000.00	$ 1,067.60	$ 7.43
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,067.60	$ 7.95
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,072.50	$ 2.83
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.9	11.1
New York	12.3	10.2
Texas	10.9	12.8
Illinois	9.7	10.3
Washington	6.7	7.0
Top Five Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	34.7
Health Care	17.0	16.9
Transportation	9.1	10.0
Water & Sewer	9.1	9.6
Electric Utilities	8.6	8.2
Weighted Average Maturity as of April 30, 2009
		6 months ago
Years	10.7	14.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2009
6 months ago
Years	8.3	8.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA 9.0%	AAA 23.5%
AA,A 76.3%	AA,A 63.7%
BBB 8.3%	BBB 6.1%
BB and Below 0.6%	BB and Below 1.0%
Not Rated 4.2%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,503,855
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	997,150
		2,501,005
Alaska - 0.2%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,600,000	1,566,752
Arizona - 2.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,178,905
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,025,560
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,311,492
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d)(e)	1,000,000	977,090
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,254,503
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,257,684
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,524,707
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,007,160
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	2,050,360
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,270,550
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,025,220
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	3,249,038
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/38	2,000,000	2,020,880
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	773,700
5.25% 12/1/22	1,500,000	1,215,615
		24,142,464
Municipal Bonds - continued
	Principal Amount	Value
California - 13.2%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	$ 30,000	$ 30,739
5% 11/1/24	2,400,000	2,382,096
5% 6/1/27 (AMBAC Insured)	600,000	579,888
5% 9/1/27	1,410,000	1,370,351
5% 3/1/31	1,800,000	1,675,314
5% 9/1/31	1,500,000	1,395,210
5% 12/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	845,000	791,757
5% 9/1/32	1,600,000	1,479,856
5% 8/1/33	1,300,000	1,195,701
5% 9/1/33	1,800,000	1,655,424
5% 8/1/35	2,400,000	2,192,280
5% 9/1/35	2,600,000	2,374,762
5.125% 11/1/24	600,000	601,308
5.25% 2/1/16	1,000,000	1,068,330
5.25% 2/1/24	1,000,000	1,006,710
5.25% 2/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	500,125
5.25% 2/1/28	1,200,000	1,184,412
5.25% 2/1/33	2,000,000	1,921,180
5.25% 12/1/33	20,000	19,200
5.25% 3/1/38	3,100,000	2,945,434
5.5% 8/1/27	2,100,000	2,128,644
5.5% 8/1/29	2,800,000	2,819,908
5.5% 8/1/30	2,000,000	2,008,440
5.5% 11/1/33	5,400,000	5,364,036
6% 4/1/38	3,900,000	4,032,132
6.5% 4/1/33	3,800,000	4,087,014
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	988,620
Series 2009 D, 5%, tender 7/1/14 (c)(d)	1,055,000	1,063,472
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,482,670
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	1,000,000	990,750
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,804,560
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,617,632
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/21	$ 1,760,000	$ 1,739,074
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	973,170
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,716,116
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,386,365
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,448,357
Series 2005 H, 5% 6/1/18	1,425,000	1,459,400
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,582,716
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	501,570
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	934,110
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,300,000	1,232,621
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,267,718
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	700,000	468,615
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	400,000	358,964
5.75% 1/15/40	600,000	439,488
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,650,000	4,432,764
5% 6/1/45	1,000,000	784,560
Series 2007 A1, 5% 6/1/33	400,000	254,760
Long Beach Unified School District Series A, 5.5% 8/1/29 (c)	1,000,000	1,034,740
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,215,490
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,874,200
5.125% 7/1/41 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,300,000	1,259,115
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,107,760
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	$ 1,000,000	$ 1,066,650
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,094,840
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	974,010
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	228,210
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,579,600
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,180,443
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	573,420
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,466,005
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	602,860
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	654,987
5.5% 5/15/20 (AMBAC Insured)	740,000	727,990
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,470,000	2,712,381
Series 2009 O, 5.75% 5/15/30	5,985,000	6,389,047
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,042,856
		116,522,927
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,928,501
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	840,865
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,579,840
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	166,449
Series A, 5% 7/1/14	570,000	481,895
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 4,600,000	$ 4,070,034
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	909,876
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,000,000	1,027,060
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,301,059
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	668,565
		12,974,144
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,249,180
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	2,988,234
		5,237,414
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,200,000	1,108,440
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,490,000	1,514,078
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,682,896
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,546,560
		10,851,974
Florida - 3.7%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	971,990
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,022,790
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,515,450
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	600,222
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,000,000	$ 1,085,030
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,060,360
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	532,645
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,000,000	736,340
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	928,970
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,110,962
Series 2006 G:
5% 11/15/16	95,000	98,003
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,793
5.125% 11/15/18	965,000	983,991
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	40,850
Series B:
5% 11/15/14	875,000	911,829
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	143,193
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	505,000	446,006
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	70,000	80,616
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,326,536
5% 7/1/19	2,230,000	2,049,838
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,003,640
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,000,970
Series 2009 B, 5% 10/1/18	4,790,000	4,923,881
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	896,010
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	1,996,220
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,253,680
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	$ 1,200,000	$ 1,042,416
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	527,015
		32,295,246
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,000,000	2,054,940
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,037,590
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37	2,400,000	2,346,504
5% 11/1/43	9,070,000	8,837,264
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,242,350
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	657,140
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,006,875
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,283,805
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,415,000	1,442,721
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,500,000	1,493,500
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,379,994
		26,782,683
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,300,000	1,404,585
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,250,000	1,246,625
		2,651,210
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,268,664
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 9.7%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,300,000	$ 962,442
0% 12/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	655,580
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,125,000	4,865,149
0% 1/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,110,000	2,958,645
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	310,000	310,434
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,616,194
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	32,307
5.5% 1/1/38 (Nat'l. Pub. Fin. Guar Corp. Insured)	255,000	256,793
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guar Corp. Insured)	525,000	527,604
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,405,000	1,203,368
Series A, 5.5% 1/1/16 (AMBAC Insured) (e)	900,000	901,467
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	155,000	160,468
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,456,294
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,066,900
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,109,889
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	300,000	313,287
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,105,100
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,484,246
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	306,295
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,238,286
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,411,728
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,066,070
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	$ 1,000,000	$ 801,190
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,800,000	1,669,266
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	832,710
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,100,325
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,773,061
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,327,416
(Rush Univ. Med. Ctr. Proj.) Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	1,669,400
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,111,080
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,042,530
Series 2000:
5.5% 4/1/17	1,000,000	1,023,770
5.6% 4/1/21	1,000,000	1,017,360
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,135,140
Series 2006, 5.5% 1/1/31	1,000,000	1,049,310
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (f)	3,000,000	3,203,460
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	1,983,366
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,917,480
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	903,310
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,644,405
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	700,000	665,917
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	600,000	616,512
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,333,780
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	$ 1,000,000	$ 703,800
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,312,333
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	768,370
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,805,000	1,053,199
Lake County Forest Preservation District Series 2007 A, 1.234% 12/15/13 (d)	935,000	858,358
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,925,102
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,375,000	1,777,118
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,300,000	3,362,535
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,710,000	2,312,517
0% 6/15/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,140,000	574,184
0% 12/15/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,090,000	1,312,632
0% 6/15/36 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	181,720
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	60,000	65,011
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	968,290
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,002,820
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,700,000	3,046,136
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,600,000	1,002,832
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,300,000	2,433,354
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	1,000,000	444,820
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,000,000	$ 837,820
0% 11/1/16 (FSA Insured)	1,000,000	750,470
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	838,780
		85,361,535
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,790,000	1,991,447
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,217,704
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,521,795
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (c)(d)	3,800,000	4,016,410
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	750,340
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	993,790
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,009,120
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	948,232
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	2,000,000	1,528,640
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	985,740
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,879,850
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	700,000	742,714
		21,585,782
Iowa - 0.6%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	695,000	710,109
Municipal Bonds - continued
	Principal Amount	Value
Iowa - continued
Coralville Urban Renewal Rev. Series C: - continued
5.125% 6/1/39	$ 435,000	$ 339,431
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,305,840
		5,355,380
Kansas - 1.2%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	345,630
5.25% 11/15/16	955,000	980,441
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,539,510
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998 C, 5.25% 12/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,420,000	1,423,238
Series 1998, 5.25% 12/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,750,000	1,753,780
5% 12/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,390,000	2,394,374
5% 12/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	500,875
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,002,290
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,003,790
		10,943,928
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,154,380
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,408,575
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	400,000	399,704
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,170,000	2,188,988
		8,151,647
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,855,702
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	$ 1,600,000	$ 1,582,208
5.5% 6/1/41 (FGIC Insured)	1,000,000	993,980
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,557,000
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,001,610
0% 9/1/15 (AMBAC Insured)	700,000	537,572
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	320,972
		7,849,044
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,145,166
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,017,070
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,223,832
		3,386,068
Maryland - 0.9%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,830,201
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,115,708
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	992,840
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	970,000	891,993
6% 1/1/38	2,800,000	2,379,636
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	805,450
		8,015,828
Massachusetts - 3.2%
Massachusetts Gen. Oblig.:
Series 2007 A, 1.354% 5/1/37 (d)	1,000,000	557,250
Series 2007 C:
5% 8/1/37	4,800,000	4,910,256
5.25% 8/1/24	2,200,000	2,397,714
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	$ 1,000,000	$ 834,180
5.125% 7/1/38	1,000,000	814,480
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	245,000	235,051
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,388,265
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,320,550
5% 8/15/30	4,500,000	4,582,125
Series 2007 A, 5% 8/15/37	2,200,000	2,219,140
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	1,608,320
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,029
		27,877,360
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,515,000	1,734,205
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,110,813
Series B, 5% 7/1/36	2,800,000	2,210,880
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,700,000	1,419,024
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,746,450
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,093,430
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,440,000	1,522,224
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,483,173
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,026,920
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	$ 1,100,000	$ 1,173,843
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	1,867,380
Series 2008 A, 5.75% 5/15/38	1,000,000	910,250
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,636,425
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	644,910
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	665,070
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,065,390
		23,310,387
Minnesota - 1.8%
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (f)	3,865,000	4,262,361
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,048,520
Series 2008 A:
5% 1/1/11 (e)	1,500,000	1,526,610
5% 1/1/14 (e)	1,000,000	1,021,570
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,088,060
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	783,607
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,029,340
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,044,650
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	890,440
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,013,068
Series 2003 11, 5.25% 12/1/18	1,000,000	1,095,440
		15,803,666
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	$ 850,000	$ 781,516
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	1,500,000	1,500,000
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.345% 12/1/17 (d)	1,100,000	684,948
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,333,072
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	2,000,000	1,700,540
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,004,020
		5,722,580
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	919,860
Clark County Wtr. Reclamation District 5.625% 7/1/32	3,000,000	3,111,630
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,062,400
5.25% 6/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,054,480
		6,148,370
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	1,000,000	978,220
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	815,682
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	995,170
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,050,510
5.25% 3/1/23	2,000,000	2,069,740
5.25% 3/1/25	1,500,000	1,540,725
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/26	$ 915,000	$ 937,500
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,747,632
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,005,950
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	428,160
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,006,070
		11,597,139
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
Series 1997, 6.75% 7/1/09 (AMBAC Insured) (e)	450,000	452,907
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,901,441
		2,354,348
New York - 12.3%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,656,960
5.75% 5/1/21	1,200,000	1,262,400
Series 2004:
5.75% 5/1/17	1,600,000	1,785,968
5.75% 5/1/25 (FSA Insured)	600,000	632,082
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,612,300
5% 2/15/47	1,200,000	977,496
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,375,850
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,101,400
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	880,000	932,175
Series 2005 G, 5% 8/1/15	1,000,000	1,092,150
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,527,450
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,066,460
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,291,794
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 I-1, 5.625% 4/1/29	$ 600,000	$ 625,650
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	540,000	539,984
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	502,465
Series 2003 A, 5.125% 6/15/34	2,000,000	2,009,860
Series 2003 E, 5% 6/15/34	1,600,000	1,605,808
Series 2005 D:
5% 6/15/37	400,000	401,652
5% 6/15/38	1,300,000	1,304,680
5% 6/15/39	500,000	500,495
Series 2009 A, 5.75% 6/15/40	2,300,000	2,478,963
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,843,884
Series FF 2, 5.5% 6/15/40	2,800,000	2,946,244
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,020,890
Series 2009 S3, 5.25% 1/15/34	4,000,000	3,945,200
Series 2009 S4, 5.75% 1/15/39	1,600,000	1,644,128
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,058,780
6% 11/1/28 (b)	2,000,000	2,141,360
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,078,020
Series 2004 B, 5% 8/1/32	1,300,000	1,302,847
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,002,850
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,013,140
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,700,000	2,908,251
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,614,195
Series C, 7.5% 7/1/10	190,000	196,570
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	954,860
Series 2007 B, 5.25% 7/1/24	300,000	246,294
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,091,420
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,165,219
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	$ 5,000,000	$ 5,062,750
Series B, 5% 11/15/34	1,200,000	1,167,924
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,020,061
Series 2008 A, 5.25% 11/15/36	3,700,000	3,584,819
Series 2008 C, 6.5% 11/15/28	1,000,000	1,103,800
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,575,165
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,637,024
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,593,705
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	1,997,298
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,075,000	1,176,061
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,020,130
5.25% 6/1/22 (AMBAC Insured)	950,000	963,851
5.5% 6/1/14	1,720,000	1,722,700
5.5% 6/1/16	4,700,000	4,780,041
5.5% 6/1/17	4,000,000	4,088,480
Series 2003B 1C:
5.5% 6/1/14	400,000	400,628
5.5% 6/1/15	1,700,000	1,734,340
5.5% 6/1/17	1,600,000	1,635,392
5.5% 6/1/18	2,800,000	2,869,720
5.5% 6/1/19	1,600,000	1,639,728
5.5% 6/1/21	5,000,000	5,081,700
5.5% 6/1/22	1,500,000	1,514,070
Series 2003B C1, 5.5% 6/1/16	1,000,000	1,027,310
		107,854,891
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 500,000	$ 501,325
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,400,000	1,412,068
		1,913,393
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,004,710
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,324,765
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,158,612
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	358,781
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,620,000	1,678,612
Series D, 6.7% 1/1/19	1,115,000	1,137,412
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,068,080
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,022,680
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	1,000,000	741,070
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,443,891
		10,938,613
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,059,065
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,186,580
Series A-2:
5.875% 6/1/47	1,300,000	726,466
6.5% 6/1/47	2,200,000	1,356,982
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	832,420
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 410,000	$ 426,634
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,333,696
		5,862,778
Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,695,000	1,828,413
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,577,648
5.5% 8/15/22	2,865,000	2,985,187
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,532,295
		7,923,543
Oregon - 0.7%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,834,381
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	559,210
5.75% 8/1/26	1,000,000	1,110,330
5.75% 8/1/28	500,000	550,355
5.75% 8/1/29	500,000	547,175
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,192,540
		5,793,991
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	889,262
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,369,550
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,009,060
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,639,389
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,607,555
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	839,230
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	478,012
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	$ 1,860,000	$ 1,999,351
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	1,598,980
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(e)	500,000	502,955
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,607,502
Pennsylvania Tpk. Commission Tpk. Rev. Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,525,275
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	523,325
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	576,300
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	204,718
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000,000	2,586,850
		21,957,314
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,007,470
5% 12/1/12	2,500,000	2,505,575
Series 2006 C, 5.25% 1/1/15 (e)	1,000,000	972,470
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	575,970
5.75%, tender 7/1/17 (d)	1,100,000	1,073,380
Series N, 5.5% 7/1/22	1,100,000	1,022,021
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	268,872
		7,425,758
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,099,180
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,211,000
		5,310,180
South Carolina - 1.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,100,663
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,088,590
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,107,020
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	916,490
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,113,020
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,048,380
		9,374,163
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	878,740
5% 12/15/15	1,500,000	1,258,005
5% 12/15/16	1,500,000	1,231,035
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	959,110
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,436,232
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,705,039
		7,468,161
Texas - 10.9%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,128,850
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	$ 1,000,000	$ 677,070
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,204,268
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,160,600
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured) (c)	300,000	298,617
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	919,818
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,119,150
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,053,164
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,137,276
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	4,000,000	4,111,960
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	1,400,000	1,401,918
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,410,975
Series A, 5.25% 11/1/12 (e)	1,000,000	1,027,860
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	337,152
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,343,910
Garland Independent School District Series 2001, 5.5% 2/15/19	2,500,000	2,544,650
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,075,770
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500,000	1,853,750
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	6,667,468
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	483,040
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,274,736
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,031,570
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,006,080
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District 0% 8/15/13	$ 1,300,000	$ 1,184,339
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,178,225
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	777,030
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,800,000	1,951,632
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	732,214
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,038,000
Lewisville Independent School District 0% 8/15/19	2,340,000	1,597,284
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,137,081
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,000,000	1,016,760
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	700,238
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,084,760
Mansfield Independent School District:
5.375% 2/15/26	145,000	148,629
5.5% 2/15/17	25,000	27,000
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,064,294
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,286,826
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28	1,000,000	977,400
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,136,080
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,027,140
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	767,371
Northside Independent School District 5.5% 2/15/15	940,000	995,958
Northwest Texas Independent School District 5.5% 8/15/21	170,000	183,423
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	412,628
5.375% 8/15/37	2,000,000	2,088,760
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(e)	4,645,000	2,773,111
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	$ 1,635,000	$ 1,668,403
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,521,333
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,647,198
Spring Branch Independent School District Series 2001, 5.375% 2/1/18	345,000	362,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,141,338
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,401,080
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	48,261
0% 9/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100,000	844,756
0% 9/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,800,000	1,305,036
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	225,000	227,311
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	3,869,416
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,680,738
Texas Wtr. Dev. Board Rev. Series 1999 A, 5.5% 7/15/21	1,000,000	1,004,740
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,127,270
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,817,661
5.5% 2/15/37	2,100,000	2,216,445
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,506,240
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,552
		95,981,615
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	368,322
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,137,774
		1,506,096
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 400,000	$ 377,756
6.125% 12/1/27 (AMBAC Insured)	1,000,000	888,900
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,545,010
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	983,350
		4,795,016
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,253,520
Washington - 6.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	728,090
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,715,000	1,744,927
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,950,000	1,963,124
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,028,740
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,017,140
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,032,730
5% 1/1/35	2,000,000	2,015,540
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,840,376
Series 2008, 5.75% 1/1/43	3,600,000	3,808,296
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,014,220
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,079,250
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,044,580
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,085,040
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	$ 1,000,000	$ 1,048,450
5.25% 1/1/26 (FSA Insured)	1,000,000	1,018,490
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,200,000	789,144
Series S5, 0% 1/1/18	2,230,000	1,609,904
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,236,340
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	1,929,760
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	2,873,640
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,015,220
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	3,118,170
Series 2006 D, 5.25% 10/1/33	1,000,000	1,014,050
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,675,832
		58,731,053
West Virginia - 0.4%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (d)(e)	3,000,000	3,002,850
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	917,910
		3,920,760
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	730,000	779,786
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	400,000	449,212
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	335,000	356,664
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,874
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,197,733
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	$ 1,000,000	$ 719,560
Series B, 6% 2/15/25	1,500,000	1,251,180
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	881,570
		5,705,579
TOTAL MUNICIPAL BONDS (Cost $869,473,429)		851,292,770
Municipal Notes - 1.7%

California - 1.7%
California Gen. Oblig. 2.95% 5/5/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP (Cost $14,900,000)	14,900,000	14,900,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $884,373,429)		866,192,770
NET OTHER ASSETS - 1.6%		13,949,192
NET ASSETS - 100%		$ 880,141,962
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 866,192,770	$ -	$ 866,192,770	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.0%
Health Care	17.0%
Transportation	9.1%
Water & Sewer	9.1%
Electric Utilities	8.6%
Special Tax	7.6%
Others* (individually less than 5%)	12.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $884,373,429)		$ 866,192,770
Cash		5,802,935
Receivable for investments sold		2,591,319
Receivable for fund shares sold		4,452,240
Interest receivable		12,758,319
Prepaid expenses		4,753
Receivable from investment adviser for expense reductions		9,843
Other receivables		3,228
Total assets		891,815,407

Liabilities
Payable for investments purchased Regular delivery	$ 2,060,944
Delayed delivery	6,397,031
Payable for fund shares redeemed	1,540,100
Distributions payable	960,168
Accrued management fee	267,215
Distribution fees payable	219,072
Other affiliated payables	205,482
Other payables and accrued expenses	23,433
Total liabilities		11,673,445

Net Assets		$ 880,141,962
Net Assets consist of:
Paid in capital		$ 898,988,077
Undistributed net investment income		330,338
Accumulated undistributed net realized gain (loss) on investments		(995,794)
Net unrealized appreciation (depreciation) on investments		(18,180,659)
Net Assets		$ 880,141,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($322,853,085 ÷ 26,629,380 shares)	$ 12.12

Maximum offering price per share (100/96.00 of $12.12)	$ 12.62
Class T: Net Asset Value and redemption price per share ($246,368,821 ÷ 20,272,003 shares)	$ 12.15

Maximum offering price per share (100/96.00 of $12.15)	$ 12.66
Class B: Net Asset Value and offering price per share ($29,206,117 ÷ 2,415,216 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($100,413,509 ÷ 8,266,374 shares)A	$ 12.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($181,300,430 ÷ 15,018,089 shares)	$ 12.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Interest		$ 19,127,305

Expenses
Management fee	$ 1,463,703
Transfer agent fees	469,496
Distribution fees	1,188,087
Accounting fees and expenses	87,204
Custodian fees and expenses	5,755
Independent trustees' compensation	1,457
Registration fees	72,595
Audit	25,155
Legal	1,408
Miscellaneous	6,371
Total expenses before reductions	3,321,231
Expense reductions	(24,714)	3,296,517
Net investment income		15,830,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(673,806)
Change in net unrealized appreciation (depreciation) on investment securities		39,374,079
Net gain (loss)		38,700,273
Net increase (decrease) in net assets resulting from operations		$ 54,531,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,830,788	$ 27,411,041
Net realized gain (loss)	(673,806)	346,825
Change in net unrealized appreciation (depreciation)	39,374,079	(68,089,483)
Net increase (decrease) in net assets resulting from operations	54,531,061	(40,331,617)
Distributions to shareholders from net investment income	(15,814,699)	(27,367,600)
Distributions to shareholders from net realized gain	-	(4,055,840)
Total distributions	(15,814,699)	(31,423,440)
Share transactions - net increase (decrease)	103,611,637	125,828,693
Total increase (decrease) in net assets	142,327,999	54,073,636

Net Assets
Beginning of period	737,813,963	683,740,327
End of period (including undistributed net investment income of $330,338 and undistributed net investment income of $405,287, respectively)	$ 880,141,962	$ 737,813,963

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Income from Investment Operations
Net investment income E	.240	.476	.488	.504	.521	.533
Net realized and unrealized gain (loss)	.570	(1.094)	(.185)	.193	(.201)	.301
Total from investment operations	.810	(.618)	.303	.697	.320	.834
Distributions from net investment income	(.240)	(.477)	(.488)	(.505)	(.520)	(.532)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.240)	(.552)	(.583)	(.667)	(.630)	(.554)
Net asset value, end of period	$ 12.12	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28
Total Return B, C, D	7.09%	(5.06)%	2.39%	5.56%	2.46%	6.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.78%	.73%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.80%A	.78%	.73%	.68%	.69%	.69%
Expenses net of all reductions	.79%A	.74%	.70%	.63%	.67%	.69%
Net investment income	4.11%A	3.85%	3.82%	3.93%	3.96%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,853	$ 235,466	$ 160,903	$ 144,183	$ 123,844	$ 101,763
Portfolio turnover rate G	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Income from Investment Operations
Net investment income E	.241	.480	.484	.493	.509	.522
Net realized and unrealized gain (loss)	.569	(1.098)	(.177)	.181	(.202)	.299
Total from investment operations	.810	(.618)	.307	.674	.307	.821
Distributions from net investment income	(.240)	(.477)	(.482)	(.492)	(.507)	(.519)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.240)	(.552)	(.577)	(.654)	(.617)	(.541)
Net asset value, end of period	$ 12.15	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31
Total ReturnB, C, D	7.07%	(5.05)%	2.42%	5.36%	2.35%	6.44%
Ratios to Average Net AssetsF, H
Expenses before reductions	.79% A	.77%	.77%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.79%A	.77%	.77%	.78%	.79%	.79%
Expenses net of all reductions	.79%A	.74%	.74%	.73%	.77%	.78%
Net investment income	4.12%A	3.85%	3.78%	3.83%	3.86%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,369	$ 233,891	$ 281,113	$ 310,132	$ 318,973	$ 319,734
Portfolio turnover rate G	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Income from Investment Operations
Net investment income E	.201	.396	.398	.407	.421	.435
Net realized and unrealized gain (loss)	.571	(1.096)	(.185)	.193	(.200)	.291
Total from investment operations	.772	(.700)	.213	.600	.221	.726
Distributions from net investment income	(.202)	(.395)	(.398)	(.408)	(.421)	(.434)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.202)	(.470)	(.493)	(.570)	(.531)	(.456)
Net asset value, end of period	$ 12.09	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25
Total Return B, C, D	6.76%	(5.70)%	1.68%	4.78%	1.70%	5.70%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.47%A	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of fee waivers, if any	1.45%A	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of all reductions	1.45%A	1.40%	1.40%	1.39%	1.42%	1.44%
Net investment income	3.46%A	3.19%	3.12%	3.17%	3.21%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,206	$ 31,611	$ 48,172	$ 65,114	$ 82,084	$ 97,487
Portfolio turnover rateG	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Income from Investment Operations
Net investment incomeE	.196	.384	.388	.396	.410	.423
Net realized and unrealized gain (loss)	.580	(1.096)	(.187)	.192	(.202)	.300
Total from investment operations	.776	(.712)	.201	.588	.208	.723
Distributions from net investment income	(.196)	(.383)	(.386)	(.396)	(.408)	(.421)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.196)	(.458)	(.481)	(.558)	(.518)	(.443)
Net asset value, end of period	$ 12.15	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30
Total ReturnB, C, D	6.76%	(5.77)%	1.58%	4.66%	1.59%	5.65%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.55%A	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%A	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.55%A	1.49%	1.49%	1.48%	1.52%	1.54%
Net investment income	3.35%A	3.09%	3.03%	3.08%	3.11%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,414	$ 72,444	$ 60,971	$ 62,799	$ 63,984	$ 58,984
Portfolio turnover rateG	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Income from Investment Operations
Net investment income D	.253	.504	.508	.520	.540	.551
Net realized and unrealized gain (loss)	.571	(1.093)	(.180)	.196	(.208)	.304
Total from investment operations	.824	(.589)	.328	.716	.332	.855
Distributions from net investment income	(.254)	(.506)	(.513)	(.524)	(.542)	(.553)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.254)	(.581)	(.608)	(.686)	(.652)	(.575)
Net asset value, end of period	$ 12.07	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24
Total Return B, C	7.25%	(4.86)%	2.60%	5.73%	2.56%	6.75%
Ratios to Average Net AssetsE, G
Expenses before reductions	.56%A	.54%	.53%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55%A	.54%	.53%	.54%	.53%	.54%
Expenses net of all reductions	.55%A	.50%	.50%	.49%	.51%	.53%
Net investment income	4.35%A	4.08%	4.02%	4.07%	4.13%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,300	$ 164,402	$ 132,581	$ 61,573	$ 69,857	$ 44,164
Portfolio turnover rateF	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,805,552
Unrealized depreciation	(34,672,507)
Net unrealized appreciation (depreciation)	$ (17,866,955)
Cost for federal income tax purposes	$ 884,059,725

Semiannual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,401,707 and $37,702,229, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 342,176	$ 56,296
Class T	0%	.25%	293,916	3,788
Class B	.65%	.25%	134,523	97,966
Class C	.75%	.25%	417,472	136,516
			$ 1,188,087	$ 294,566

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79,271
Class T	11,693
Class B*	38,162
Class C*	12,973
$ 142,099

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 160,842.12
Class T	129,359.11
Class B	19,648.13
Class C	48,698.12
Institutional Class	110,949.14
	$ 469,496

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,331 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.45%	$ 2,522
Class C	1.55%	816
Institutional Class	.55%	9,335
		$ 12,673

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,280 and $6,761, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 5,551,115	$ 7,741,141
Class T	4,790,960	10,058,781
Class B	514,405	1,275,735
Class C	1,374,667	2,142,573
Institutional Class	3,583,552	6,149,370
Total	$ 15,814,699	$ 27,367,600
From net realized gain
Class A	$ -	$ 972,238
Class T	-	1,623,400
Class B	-	275,186
Class C	-	369,234
Institutional Class	-	815,782
Total	$ -	$ 4,055,840

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	9,427,581	12,270,380	$ 111,061,267	$ 151,882,289
Reinvestment of distributions	333,509	488,162	3,941,705	6,018,281
Shares redeemed	(3,522,303)	(5,021,572)	(41,253,366)	(61,313,610)
Net increase (decrease)	6,238,787	7,736,970	$ 73,749,606	$ 96,586,960
Class T
Shares sold	1,772,127	2,073,341	$ 20,971,477	$ 25,815,630
Reinvestment of distributions	282,667	684,430	3,343,910	8,499,841
Shares redeemed	(1,988,701)	(4,608,168)	(23,229,718)	(57,202,553)
Net increase (decrease)	66,093	(1,850,397)	$ 1,085,669	$ (22,887,082)
Class B
Shares sold	347,123	414,617	$ 4,075,048	$ 5,116,480
Reinvestment of distributions	25,564	75,706	300,711	937,355
Shares redeemed	(701,852)	(1,543,289)	(8,222,437)	(19,141,154)
Net increase (decrease)	(329,165)	(1,052,966)	$ (3,846,678)	$ (13,087,319)
Class C
Shares sold	2,840,899	2,780,789	$ 33,662,271	$ 34,551,359
Reinvestment of distributions	68,893	124,868	815,927	1,547,401
Shares redeemed	(905,101)	(1,430,175)	(10,634,613)	(17,665,135)
Net increase (decrease)	2,004,691	1,475,482	$ 23,843,585	$ 18,433,625
Institutional Class
Shares sold	5,194,134	9,421,582	$ 60,863,964	$ 115,587,151
Reinvestment of distributions	167,141	340,340	1,964,887	4,184,710
Shares redeemed	(4,639,673)	(5,933,275)	(54,049,396)	(72,989,352)
Net increase (decrease)	721,602	3,828,647	$ 8,779,455	$ 46,782,509

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-USAN-0609
1.784901.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.80%
Actual		$ 1,000.00	$ 1,070.90	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.79%
Actual		$ 1,000.00	$ 1,070.70	$ 4.06
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.45%
Actual		$ 1,000.00	$ 1,067.60	$ 7.43
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,067.60	$ 7.95
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,072.50	$ 2.83
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.9	11.1
New York	12.3	10.2
Texas	10.9	12.8
Illinois	9.7	10.3
Washington	6.7	7.0
Top Five Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	34.7
Health Care	17.0	16.9
Transportation	9.1	10.0
Water & Sewer	9.1	9.6
Electric Utilities	8.6	8.2
Weighted Average Maturity as of April 30, 2009
		6 months ago
Years	10.7	14.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2009
6 months ago
Years	8.3	8.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA 9.0%	AAA 23.5%
AA,A 76.3%	AA,A 63.7%
BBB 8.3%	BBB 6.1%
BB and Below 0.6%	BB and Below 1.0%
Not Rated 4.2%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,503,855
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	997,150
		2,501,005
Alaska - 0.2%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,600,000	1,566,752
Arizona - 2.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,178,905
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,025,560
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,311,492
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d)(e)	1,000,000	977,090
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,254,503
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,257,684
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,524,707
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,007,160
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	2,050,360
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,270,550
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,025,220
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	3,249,038
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/38	2,000,000	2,020,880
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	773,700
5.25% 12/1/22	1,500,000	1,215,615
		24,142,464
Municipal Bonds - continued
	Principal Amount	Value
California - 13.2%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	$ 30,000	$ 30,739
5% 11/1/24	2,400,000	2,382,096
5% 6/1/27 (AMBAC Insured)	600,000	579,888
5% 9/1/27	1,410,000	1,370,351
5% 3/1/31	1,800,000	1,675,314
5% 9/1/31	1,500,000	1,395,210
5% 12/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	845,000	791,757
5% 9/1/32	1,600,000	1,479,856
5% 8/1/33	1,300,000	1,195,701
5% 9/1/33	1,800,000	1,655,424
5% 8/1/35	2,400,000	2,192,280
5% 9/1/35	2,600,000	2,374,762
5.125% 11/1/24	600,000	601,308
5.25% 2/1/16	1,000,000	1,068,330
5.25% 2/1/24	1,000,000	1,006,710
5.25% 2/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	500,125
5.25% 2/1/28	1,200,000	1,184,412
5.25% 2/1/33	2,000,000	1,921,180
5.25% 12/1/33	20,000	19,200
5.25% 3/1/38	3,100,000	2,945,434
5.5% 8/1/27	2,100,000	2,128,644
5.5% 8/1/29	2,800,000	2,819,908
5.5% 8/1/30	2,000,000	2,008,440
5.5% 11/1/33	5,400,000	5,364,036
6% 4/1/38	3,900,000	4,032,132
6.5% 4/1/33	3,800,000	4,087,014
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	988,620
Series 2009 D, 5%, tender 7/1/14 (c)(d)	1,055,000	1,063,472
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,482,670
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	1,000,000	990,750
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,804,560
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,617,632
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/21	$ 1,760,000	$ 1,739,074
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	973,170
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,716,116
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,386,365
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,448,357
Series 2005 H, 5% 6/1/18	1,425,000	1,459,400
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,582,716
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	501,570
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	934,110
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,300,000	1,232,621
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,267,718
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	700,000	468,615
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	400,000	358,964
5.75% 1/15/40	600,000	439,488
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,650,000	4,432,764
5% 6/1/45	1,000,000	784,560
Series 2007 A1, 5% 6/1/33	400,000	254,760
Long Beach Unified School District Series A, 5.5% 8/1/29 (c)	1,000,000	1,034,740
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,215,490
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,874,200
5.125% 7/1/41 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,300,000	1,259,115
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,107,760
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	$ 1,000,000	$ 1,066,650
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,094,840
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	974,010
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	228,210
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,579,600
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,180,443
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	573,420
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,466,005
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	602,860
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	654,987
5.5% 5/15/20 (AMBAC Insured)	740,000	727,990
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,470,000	2,712,381
Series 2009 O, 5.75% 5/15/30	5,985,000	6,389,047
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,042,856
		116,522,927
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,928,501
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	840,865
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,579,840
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	166,449
Series A, 5% 7/1/14	570,000	481,895
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 4,600,000	$ 4,070,034
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	909,876
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,000,000	1,027,060
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,301,059
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	668,565
		12,974,144
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,249,180
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	2,988,234
		5,237,414
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,200,000	1,108,440
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,490,000	1,514,078
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,682,896
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,546,560
		10,851,974
Florida - 3.7%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	971,990
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,022,790
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,515,450
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	600,222
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,000,000	$ 1,085,030
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,060,360
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	532,645
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,000,000	736,340
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	928,970
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,110,962
Series 2006 G:
5% 11/15/16	95,000	98,003
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,793
5.125% 11/15/18	965,000	983,991
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	40,850
Series B:
5% 11/15/14	875,000	911,829
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	143,193
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	505,000	446,006
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	70,000	80,616
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,326,536
5% 7/1/19	2,230,000	2,049,838
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,003,640
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,000,970
Series 2009 B, 5% 10/1/18	4,790,000	4,923,881
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	896,010
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	1,996,220
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,253,680
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	$ 1,200,000	$ 1,042,416
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	527,015
		32,295,246
Georgia - 3.0%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,000,000	2,054,940
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,037,590
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37	2,400,000	2,346,504
5% 11/1/43	9,070,000	8,837,264
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,242,350
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	657,140
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,006,875
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,283,805
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,415,000	1,442,721
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,500,000	1,493,500
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,379,994
		26,782,683
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,300,000	1,404,585
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,250,000	1,246,625
		2,651,210
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,268,664
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 9.7%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,300,000	$ 962,442
0% 12/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	655,580
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,125,000	4,865,149
0% 1/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,110,000	2,958,645
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	310,000	310,434
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,616,194
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	32,307
5.5% 1/1/38 (Nat'l. Pub. Fin. Guar Corp. Insured)	255,000	256,793
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guar Corp. Insured)	525,000	527,604
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,405,000	1,203,368
Series A, 5.5% 1/1/16 (AMBAC Insured) (e)	900,000	901,467
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	155,000	160,468
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,456,294
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,066,900
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,109,889
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	300,000	313,287
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,105,100
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,484,246
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	306,295
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,238,286
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,411,728
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,066,070
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	$ 1,000,000	$ 801,190
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,800,000	1,669,266
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	832,710
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,100,325
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,773,061
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,327,416
(Rush Univ. Med. Ctr. Proj.) Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	1,669,400
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,111,080
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,042,530
Series 2000:
5.5% 4/1/17	1,000,000	1,023,770
5.6% 4/1/21	1,000,000	1,017,360
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,135,140
Series 2006, 5.5% 1/1/31	1,000,000	1,049,310
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (f)	3,000,000	3,203,460
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	1,983,366
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,917,480
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	903,310
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,644,405
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	700,000	665,917
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	600,000	616,512
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,333,780
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	$ 1,000,000	$ 703,800
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,312,333
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	768,370
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,805,000	1,053,199
Lake County Forest Preservation District Series 2007 A, 1.234% 12/15/13 (d)	935,000	858,358
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,925,102
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,375,000	1,777,118
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,300,000	3,362,535
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,710,000	2,312,517
0% 6/15/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,140,000	574,184
0% 12/15/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,090,000	1,312,632
0% 6/15/36 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	181,720
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	60,000	65,011
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	968,290
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,002,820
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,700,000	3,046,136
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,600,000	1,002,832
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,300,000	2,433,354
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	1,000,000	444,820
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	$ 1,000,000	$ 837,820
0% 11/1/16 (FSA Insured)	1,000,000	750,470
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	838,780
		85,361,535
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,790,000	1,991,447
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,217,704
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,521,795
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (c)(d)	3,800,000	4,016,410
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	750,340
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	993,790
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,009,120
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	948,232
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	2,000,000	1,528,640
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	985,740
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,879,850
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	700,000	742,714
		21,585,782
Iowa - 0.6%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	695,000	710,109
Municipal Bonds - continued
	Principal Amount	Value
Iowa - continued
Coralville Urban Renewal Rev. Series C: - continued
5.125% 6/1/39	$ 435,000	$ 339,431
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,305,840
		5,355,380
Kansas - 1.2%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	345,630
5.25% 11/15/16	955,000	980,441
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,539,510
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998 C, 5.25% 12/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,420,000	1,423,238
Series 1998, 5.25% 12/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,750,000	1,753,780
5% 12/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,390,000	2,394,374
5% 12/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	500,875
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,002,290
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,003,790
		10,943,928
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,154,380
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,408,575
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	400,000	399,704
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,170,000	2,188,988
		8,151,647
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,855,702
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	$ 1,600,000	$ 1,582,208
5.5% 6/1/41 (FGIC Insured)	1,000,000	993,980
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,557,000
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,001,610
0% 9/1/15 (AMBAC Insured)	700,000	537,572
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	320,972
		7,849,044
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,145,166
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,017,070
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,223,832
		3,386,068
Maryland - 0.9%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,830,201
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,115,708
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	992,840
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	970,000	891,993
6% 1/1/38	2,800,000	2,379,636
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	805,450
		8,015,828
Massachusetts - 3.2%
Massachusetts Gen. Oblig.:
Series 2007 A, 1.354% 5/1/37 (d)	1,000,000	557,250
Series 2007 C:
5% 8/1/37	4,800,000	4,910,256
5.25% 8/1/24	2,200,000	2,397,714
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	$ 1,000,000	$ 834,180
5.125% 7/1/38	1,000,000	814,480
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	245,000	235,051
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,388,265
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,320,550
5% 8/15/30	4,500,000	4,582,125
Series 2007 A, 5% 8/15/37	2,200,000	2,219,140
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	1,608,320
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,029
		27,877,360
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,515,000	1,734,205
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,110,813
Series B, 5% 7/1/36	2,800,000	2,210,880
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,700,000	1,419,024
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,746,450
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,093,430
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,440,000	1,522,224
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,483,173
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,026,920
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	$ 1,100,000	$ 1,173,843
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	1,867,380
Series 2008 A, 5.75% 5/15/38	1,000,000	910,250
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,636,425
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	644,910
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	665,070
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,065,390
		23,310,387
Minnesota - 1.8%
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (f)	3,865,000	4,262,361
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,048,520
Series 2008 A:
5% 1/1/11 (e)	1,500,000	1,526,610
5% 1/1/14 (e)	1,000,000	1,021,570
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,088,060
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	783,607
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,029,340
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,044,650
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	890,440
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,013,068
Series 2003 11, 5.25% 12/1/18	1,000,000	1,095,440
		15,803,666
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	$ 850,000	$ 781,516
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	1,500,000	1,500,000
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.345% 12/1/17 (d)	1,100,000	684,948
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,333,072
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	2,000,000	1,700,540
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,004,020
		5,722,580
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	919,860
Clark County Wtr. Reclamation District 5.625% 7/1/32	3,000,000	3,111,630
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,062,400
5.25% 6/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,054,480
		6,148,370
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	1,000,000	978,220
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	815,682
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	995,170
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,050,510
5.25% 3/1/23	2,000,000	2,069,740
5.25% 3/1/25	1,500,000	1,540,725
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/26	$ 915,000	$ 937,500
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,747,632
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,005,950
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	428,160
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,006,070
		11,597,139
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
Series 1997, 6.75% 7/1/09 (AMBAC Insured) (e)	450,000	452,907
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,901,441
		2,354,348
New York - 12.3%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,656,960
5.75% 5/1/21	1,200,000	1,262,400
Series 2004:
5.75% 5/1/17	1,600,000	1,785,968
5.75% 5/1/25 (FSA Insured)	600,000	632,082
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,612,300
5% 2/15/47	1,200,000	977,496
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,375,850
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,101,400
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	880,000	932,175
Series 2005 G, 5% 8/1/15	1,000,000	1,092,150
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,527,450
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,066,460
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,291,794
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 I-1, 5.625% 4/1/29	$ 600,000	$ 625,650
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	540,000	539,984
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	502,465
Series 2003 A, 5.125% 6/15/34	2,000,000	2,009,860
Series 2003 E, 5% 6/15/34	1,600,000	1,605,808
Series 2005 D:
5% 6/15/37	400,000	401,652
5% 6/15/38	1,300,000	1,304,680
5% 6/15/39	500,000	500,495
Series 2009 A, 5.75% 6/15/40	2,300,000	2,478,963
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,843,884
Series FF 2, 5.5% 6/15/40	2,800,000	2,946,244
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,020,890
Series 2009 S3, 5.25% 1/15/34	4,000,000	3,945,200
Series 2009 S4, 5.75% 1/15/39	1,600,000	1,644,128
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,058,780
6% 11/1/28 (b)	2,000,000	2,141,360
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,078,020
Series 2004 B, 5% 8/1/32	1,300,000	1,302,847
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,002,850
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,013,140
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,700,000	2,908,251
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,614,195
Series C, 7.5% 7/1/10	190,000	196,570
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	954,860
Series 2007 B, 5.25% 7/1/24	300,000	246,294
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,091,420
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,165,219
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	$ 5,000,000	$ 5,062,750
Series B, 5% 11/15/34	1,200,000	1,167,924
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,020,061
Series 2008 A, 5.25% 11/15/36	3,700,000	3,584,819
Series 2008 C, 6.5% 11/15/28	1,000,000	1,103,800
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,575,165
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,637,024
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,593,705
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	1,997,298
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,075,000	1,176,061
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,020,130
5.25% 6/1/22 (AMBAC Insured)	950,000	963,851
5.5% 6/1/14	1,720,000	1,722,700
5.5% 6/1/16	4,700,000	4,780,041
5.5% 6/1/17	4,000,000	4,088,480
Series 2003B 1C:
5.5% 6/1/14	400,000	400,628
5.5% 6/1/15	1,700,000	1,734,340
5.5% 6/1/17	1,600,000	1,635,392
5.5% 6/1/18	2,800,000	2,869,720
5.5% 6/1/19	1,600,000	1,639,728
5.5% 6/1/21	5,000,000	5,081,700
5.5% 6/1/22	1,500,000	1,514,070
Series 2003B C1, 5.5% 6/1/16	1,000,000	1,027,310
		107,854,891
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 500,000	$ 501,325
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,400,000	1,412,068
		1,913,393
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,004,710
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,324,765
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,158,612
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	358,781
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,620,000	1,678,612
Series D, 6.7% 1/1/19	1,115,000	1,137,412
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,068,080
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,022,680
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	1,000,000	741,070
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,443,891
		10,938,613
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,059,065
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,186,580
Series A-2:
5.875% 6/1/47	1,300,000	726,466
6.5% 6/1/47	2,200,000	1,356,982
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	832,420
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 410,000	$ 426,634
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,333,696
		5,862,778
Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,695,000	1,828,413
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,577,648
5.5% 8/15/22	2,865,000	2,985,187
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,532,295
		7,923,543
Oregon - 0.7%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,834,381
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	559,210
5.75% 8/1/26	1,000,000	1,110,330
5.75% 8/1/28	500,000	550,355
5.75% 8/1/29	500,000	547,175
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,192,540
		5,793,991
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	889,262
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,369,550
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,009,060
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,639,389
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,607,555
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	839,230
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	478,012
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	$ 1,860,000	$ 1,999,351
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	1,598,980
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(e)	500,000	502,955
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,607,502
Pennsylvania Tpk. Commission Tpk. Rev. Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,525,275
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	523,325
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	576,300
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	204,718
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000,000	2,586,850
		21,957,314
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,007,470
5% 12/1/12	2,500,000	2,505,575
Series 2006 C, 5.25% 1/1/15 (e)	1,000,000	972,470
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	575,970
5.75%, tender 7/1/17 (d)	1,100,000	1,073,380
Series N, 5.5% 7/1/22	1,100,000	1,022,021
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	268,872
		7,425,758
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,099,180
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,211,000
		5,310,180
South Carolina - 1.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,100,663
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,088,590
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,107,020
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	916,490
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,113,020
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,048,380
		9,374,163
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	878,740
5% 12/15/15	1,500,000	1,258,005
5% 12/15/16	1,500,000	1,231,035
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	959,110
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,436,232
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,705,039
		7,468,161
Texas - 10.9%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,128,850
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	$ 1,000,000	$ 677,070
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,204,268
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,160,600
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured) (c)	300,000	298,617
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	919,818
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,119,150
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,053,164
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,137,276
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	4,000,000	4,111,960
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	1,400,000	1,401,918
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,410,975
Series A, 5.25% 11/1/12 (e)	1,000,000	1,027,860
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	337,152
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,343,910
Garland Independent School District Series 2001, 5.5% 2/15/19	2,500,000	2,544,650
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,075,770
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500,000	1,853,750
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	6,667,468
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	483,040
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,274,736
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,031,570
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,006,080
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District 0% 8/15/13	$ 1,300,000	$ 1,184,339
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,178,225
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	777,030
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,800,000	1,951,632
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	732,214
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,038,000
Lewisville Independent School District 0% 8/15/19	2,340,000	1,597,284
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,137,081
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,000,000	1,016,760
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	700,238
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,084,760
Mansfield Independent School District:
5.375% 2/15/26	145,000	148,629
5.5% 2/15/17	25,000	27,000
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,064,294
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,286,826
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28	1,000,000	977,400
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,136,080
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,027,140
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	767,371
Northside Independent School District 5.5% 2/15/15	940,000	995,958
Northwest Texas Independent School District 5.5% 8/15/21	170,000	183,423
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	412,628
5.375% 8/15/37	2,000,000	2,088,760
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(e)	4,645,000	2,773,111
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	$ 1,635,000	$ 1,668,403
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,521,333
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,647,198
Spring Branch Independent School District Series 2001, 5.375% 2/1/18	345,000	362,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,141,338
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,401,080
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	48,261
0% 9/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100,000	844,756
0% 9/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,800,000	1,305,036
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	225,000	227,311
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	3,869,416
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,680,738
Texas Wtr. Dev. Board Rev. Series 1999 A, 5.5% 7/15/21	1,000,000	1,004,740
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,127,270
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,817,661
5.5% 2/15/37	2,100,000	2,216,445
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,506,240
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,552
		95,981,615
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	368,322
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,137,774
		1,506,096
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 400,000	$ 377,756
6.125% 12/1/27 (AMBAC Insured)	1,000,000	888,900
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,545,010
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	983,350
		4,795,016
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,253,520
Washington - 6.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	728,090
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,715,000	1,744,927
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured) (e)	1,950,000	1,963,124
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,028,740
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,017,140
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,032,730
5% 1/1/35	2,000,000	2,015,540
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,840,376
Series 2008, 5.75% 1/1/43	3,600,000	3,808,296
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,014,220
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,079,250
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,044,580
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,085,040
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	$ 1,000,000	$ 1,048,450
5.25% 1/1/26 (FSA Insured)	1,000,000	1,018,490
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,200,000	789,144
Series S5, 0% 1/1/18	2,230,000	1,609,904
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,236,340
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	1,929,760
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	2,873,640
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,015,220
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	3,118,170
Series 2006 D, 5.25% 10/1/33	1,000,000	1,014,050
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,675,832
		58,731,053
West Virginia - 0.4%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (d)(e)	3,000,000	3,002,850
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	917,910
		3,920,760
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	730,000	779,786
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	400,000	449,212
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	335,000	356,664
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,874
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,197,733
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	$ 1,000,000	$ 719,560
Series B, 6% 2/15/25	1,500,000	1,251,180
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	881,570
		5,705,579
TOTAL MUNICIPAL BONDS (Cost $869,473,429)		851,292,770
Municipal Notes - 1.7%

California - 1.7%
California Gen. Oblig. 2.95% 5/5/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP (Cost $14,900,000)	14,900,000	14,900,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $884,373,429)		866,192,770
NET OTHER ASSETS - 1.6%		13,949,192
NET ASSETS - 100%		$ 880,141,962
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 866,192,770	$ -	$ 866,192,770	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.0%
Health Care	17.0%
Transportation	9.1%
Water & Sewer	9.1%
Electric Utilities	8.6%
Special Tax	7.6%
Others* (individually less than 5%)	12.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $884,373,429)		$ 866,192,770
Cash		5,802,935
Receivable for investments sold		2,591,319
Receivable for fund shares sold		4,452,240
Interest receivable		12,758,319
Prepaid expenses		4,753
Receivable from investment adviser for expense reductions		9,843
Other receivables		3,228
Total assets		891,815,407

Liabilities
Payable for investments purchased Regular delivery	$ 2,060,944
Delayed delivery	6,397,031
Payable for fund shares redeemed	1,540,100
Distributions payable	960,168
Accrued management fee	267,215
Distribution fees payable	219,072
Other affiliated payables	205,482
Other payables and accrued expenses	23,433
Total liabilities		11,673,445

Net Assets		$ 880,141,962
Net Assets consist of:
Paid in capital		$ 898,988,077
Undistributed net investment income		330,338
Accumulated undistributed net realized gain (loss) on investments		(995,794)
Net unrealized appreciation (depreciation) on investments		(18,180,659)
Net Assets		$ 880,141,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($322,853,085 ÷ 26,629,380 shares)	$ 12.12

Maximum offering price per share (100/96.00 of $12.12)	$ 12.62
Class T: Net Asset Value and redemption price per share ($246,368,821 ÷ 20,272,003 shares)	$ 12.15

Maximum offering price per share (100/96.00 of $12.15)	$ 12.66
Class B: Net Asset Value and offering price per share ($29,206,117 ÷ 2,415,216 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($100,413,509 ÷ 8,266,374 shares)A	$ 12.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($181,300,430 ÷ 15,018,089 shares)	$ 12.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Interest		$ 19,127,305

Expenses
Management fee	$ 1,463,703
Transfer agent fees	469,496
Distribution fees	1,188,087
Accounting fees and expenses	87,204
Custodian fees and expenses	5,755
Independent trustees' compensation	1,457
Registration fees	72,595
Audit	25,155
Legal	1,408
Miscellaneous	6,371
Total expenses before reductions	3,321,231
Expense reductions	(24,714)	3,296,517
Net investment income		15,830,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(673,806)
Change in net unrealized appreciation (depreciation) on investment securities		39,374,079
Net gain (loss)		38,700,273
Net increase (decrease) in net assets resulting from operations		$ 54,531,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,830,788	$ 27,411,041
Net realized gain (loss)	(673,806)	346,825
Change in net unrealized appreciation (depreciation)	39,374,079	(68,089,483)
Net increase (decrease) in net assets resulting from operations	54,531,061	(40,331,617)
Distributions to shareholders from net investment income	(15,814,699)	(27,367,600)
Distributions to shareholders from net realized gain	-	(4,055,840)
Total distributions	(15,814,699)	(31,423,440)
Share transactions - net increase (decrease)	103,611,637	125,828,693
Total increase (decrease) in net assets	142,327,999	54,073,636

Net Assets
Beginning of period	737,813,963	683,740,327
End of period (including undistributed net investment income of $330,338 and undistributed net investment income of $405,287, respectively)	$ 880,141,962	$ 737,813,963

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Income from Investment Operations
Net investment income E	.240	.476	.488	.504	.521	.533
Net realized and unrealized gain (loss)	.570	(1.094)	(.185)	.193	(.201)	.301
Total from investment operations	.810	(.618)	.303	.697	.320	.834
Distributions from net investment income	(.240)	(.477)	(.488)	(.505)	(.520)	(.532)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.240)	(.552)	(.583)	(.667)	(.630)	(.554)
Net asset value, end of period	$ 12.12	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28
Total Return B, C, D	7.09%	(5.06)%	2.39%	5.56%	2.46%	6.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.78%	.73%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.80%A	.78%	.73%	.68%	.69%	.69%
Expenses net of all reductions	.79%A	.74%	.70%	.63%	.67%	.69%
Net investment income	4.11%A	3.85%	3.82%	3.93%	3.96%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,853	$ 235,466	$ 160,903	$ 144,183	$ 123,844	$ 101,763
Portfolio turnover rate G	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Income from Investment Operations
Net investment income E	.241	.480	.484	.493	.509	.522
Net realized and unrealized gain (loss)	.569	(1.098)	(.177)	.181	(.202)	.299
Total from investment operations	.810	(.618)	.307	.674	.307	.821
Distributions from net investment income	(.240)	(.477)	(.482)	(.492)	(.507)	(.519)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.240)	(.552)	(.577)	(.654)	(.617)	(.541)
Net asset value, end of period	$ 12.15	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31
Total ReturnB, C, D	7.07%	(5.05)%	2.42%	5.36%	2.35%	6.44%
Ratios to Average Net AssetsF, H
Expenses before reductions	.79% A	.77%	.77%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.79%A	.77%	.77%	.78%	.79%	.79%
Expenses net of all reductions	.79%A	.74%	.74%	.73%	.77%	.78%
Net investment income	4.12%A	3.85%	3.78%	3.83%	3.86%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,369	$ 233,891	$ 281,113	$ 310,132	$ 318,973	$ 319,734
Portfolio turnover rate G	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Income from Investment Operations
Net investment income E	.201	.396	.398	.407	.421	.435
Net realized and unrealized gain (loss)	.571	(1.096)	(.185)	.193	(.200)	.291
Total from investment operations	.772	(.700)	.213	.600	.221	.726
Distributions from net investment income	(.202)	(.395)	(.398)	(.408)	(.421)	(.434)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.202)	(.470)	(.493)	(.570)	(.531)	(.456)
Net asset value, end of period	$ 12.09	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25
Total Return B, C, D	6.76%	(5.70)%	1.68%	4.78%	1.70%	5.70%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.47%A	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of fee waivers, if any	1.45%A	1.44%	1.43%	1.44%	1.45%	1.44%
Expenses net of all reductions	1.45%A	1.40%	1.40%	1.39%	1.42%	1.44%
Net investment income	3.46%A	3.19%	3.12%	3.17%	3.21%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,206	$ 31,611	$ 48,172	$ 65,114	$ 82,084	$ 97,487
Portfolio turnover rateG	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Income from Investment Operations
Net investment incomeE	.196	.384	.388	.396	.410	.423
Net realized and unrealized gain (loss)	.580	(1.096)	(.187)	.192	(.202)	.300
Total from investment operations	.776	(.712)	.201	.588	.208	.723
Distributions from net investment income	(.196)	(.383)	(.386)	(.396)	(.408)	(.421)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.196)	(.458)	(.481)	(.558)	(.518)	(.443)
Net asset value, end of period	$ 12.15	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30
Total ReturnB, C, D	6.76%	(5.77)%	1.58%	4.66%	1.59%	5.65%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.55%A	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%A	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.55%A	1.49%	1.49%	1.48%	1.52%	1.54%
Net investment income	3.35%A	3.09%	3.03%	3.08%	3.11%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,414	$ 72,444	$ 60,971	$ 62,799	$ 63,984	$ 58,984
Portfolio turnover rateG	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Income from Investment Operations
Net investment income D	.253	.504	.508	.520	.540	.551
Net realized and unrealized gain (loss)	.571	(1.093)	(.180)	.196	(.208)	.304
Total from investment operations	.824	(.589)	.328	.716	.332	.855
Distributions from net investment income	(.254)	(.506)	(.513)	(.524)	(.542)	(.553)
Distributions from net realized gain	-	(.075)	(.095)	(.162)	(.110)	(.022)
Total distributions	(.254)	(.581)	(.608)	(.686)	(.652)	(.575)
Net asset value, end of period	$ 12.07	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24
Total Return B, C	7.25%	(4.86)%	2.60%	5.73%	2.56%	6.75%
Ratios to Average Net AssetsE, G
Expenses before reductions	.56%A	.54%	.53%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55%A	.54%	.53%	.54%	.53%	.54%
Expenses net of all reductions	.55%A	.50%	.50%	.49%	.51%	.53%
Net investment income	4.35%A	4.08%	4.02%	4.07%	4.13%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,300	$ 164,402	$ 132,581	$ 61,573	$ 69,857	$ 44,164
Portfolio turnover rateF	10%A	14%	27%	26%	22%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,805,552
Unrealized depreciation	(34,672,507)
Net unrealized appreciation (depreciation)	$ (17,866,955)
Cost for federal income tax purposes	$ 884,059,725

Semiannual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,401,707 and $37,702,229, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 342,176	$ 56,296
Class T	0%	.25%	293,916	3,788
Class B	.65%	.25%	134,523	97,966
Class C	.75%	.25%	417,472	136,516
			$ 1,188,087	$ 294,566

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79,271
Class T	11,693
Class B*	38,162
Class C*	12,973
$ 142,099

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 160,842.12
Class T	129,359.11
Class B	19,648.13
Class C	48,698.12
Institutional Class	110,949.14
	$ 469,496

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,331 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.45%	$ 2,522
Class C	1.55%	816
Institutional Class	.55%	9,335
		$ 12,673

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,280 and $6,761, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 5,551,115	$ 7,741,141
Class T	4,790,960	10,058,781
Class B	514,405	1,275,735
Class C	1,374,667	2,142,573
Institutional Class	3,583,552	6,149,370
Total	$ 15,814,699	$ 27,367,600
From net realized gain
Class A	$ -	$ 972,238
Class T	-	1,623,400
Class B	-	275,186
Class C	-	369,234
Institutional Class	-	815,782
Total	$ -	$ 4,055,840

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	9,427,581	12,270,380	$ 111,061,267	$ 151,882,289
Reinvestment of distributions	333,509	488,162	3,941,705	6,018,281
Shares redeemed	(3,522,303)	(5,021,572)	(41,253,366)	(61,313,610)
Net increase (decrease)	6,238,787	7,736,970	$ 73,749,606	$ 96,586,960
Class T
Shares sold	1,772,127	2,073,341	$ 20,971,477	$ 25,815,630
Reinvestment of distributions	282,667	684,430	3,343,910	8,499,841
Shares redeemed	(1,988,701)	(4,608,168)	(23,229,718)	(57,202,553)
Net increase (decrease)	66,093	(1,850,397)	$ 1,085,669	$ (22,887,082)
Class B
Shares sold	347,123	414,617	$ 4,075,048	$ 5,116,480
Reinvestment of distributions	25,564	75,706	300,711	937,355
Shares redeemed	(701,852)	(1,543,289)	(8,222,437)	(19,141,154)
Net increase (decrease)	(329,165)	(1,052,966)	$ (3,846,678)	$ (13,087,319)
Class C
Shares sold	2,840,899	2,780,789	$ 33,662,271	$ 34,551,359
Reinvestment of distributions	68,893	124,868	815,927	1,547,401
Shares redeemed	(905,101)	(1,430,175)	(10,634,613)	(17,665,135)
Net increase (decrease)	2,004,691	1,475,482	$ 23,843,585	$ 18,433,625
Institutional Class
Shares sold	5,194,134	9,421,582	$ 60,863,964	$ 115,587,151
Reinvestment of distributions	167,141	340,340	1,964,887	4,184,710
Shares redeemed	(4,639,673)	(5,933,275)	(54,049,396)	(72,989,352)
Net increase (decrease)	721,602	3,828,647	$ 8,779,455	$ 46,782,509

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research Company
(Hong Kong) Limited

Fidelity Management & Research Company
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-USAN-0609
1.784902.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 25, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2009